PZENA
                                    FOCUSED
                                     VALUE
                                      FUND
--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT













--------------------------------------------------------------------------------
                           For the Six Months Ending
                                October 31, 2001

                                     PZENA
                                    FOCUSED
                                     VALUE
                                      FUND

Dear Shareholders:

We begin this report with a simple observation about human nature - we are all conditioned by past experience. Now consider this remark from an investment perspective; we can recall with joy those moments when we got the timing of an investment exactly right, and we are forced to relive the searing pain of those instances when we got in just as the wave was cresting. Fortunately though, when we look back on the full scope of our investment histories, we see that neither of these extremes should be considered "normal" events.

It should come as no surprise then to learn that the most frequently asked question we receive today is whether the value wave has crested after the success of the past 22 months. While we acknowledge that our role as value investors shades our perspective with obvious bias, we believe we offer compelling evidence that (1) the value cycle has further to go, and (2) today's "normal" environment for value investing is a good place to be.

First, let us report on the progress of the Fund. As of October 31st, our Fund had gained 13.26% for the prior twelve months and 11.47% on an annualized basis since inception - June 24, 1996. Year-to-date through November, the Fund is up 8.80%. As a basis for comparison, for the year-to-date the S&P 500 is down (12.64%) and the Russell 1000 Value Index has declined (7.77%).

Consider the following table labeled "The Cycle of Value." Two points are worth highlighting: (1) A naive value strategy - low price-to-book - has on average outperformed the S&P 500 by more than 500 basis points per year since 1960. Put another way, an investment in value has generated nearly seven times the return of the market over the past 41 years, an astounding advantage! (2) Past value cycles coincide very nearly with the start of economic recessions, and have lasted from five to eight years. We can trace the current value recovery back to

March 2000, which corresponds with the end of the Internet bubble, and is just six months prior to the start of the decline in industrial production (a good proxy for baseline economic activity). The current value cycle is therefore less than two years old and has so far generated less than one-third of the average value advantage that was achieved in the prior three cycles. Thus, we believe this cycle has room to run.



                          THE CYCLE OF VALUE INVESTING

                                     LARGEST 1000
PERIOD                 S&P 500         VALUE          DIFFERENCE
------                 -------         -----          ----------

Jan 69 -  Jun 73        19.3%           -8.3%           -27.6%
Jul 73 - Jul 79         30.4%          206.9%           176.4%
--------------------------------------------------------------------------------

Aug 79 - Nov 80         45.6%          17.4%            -28.3%
Dec 80 - Nov 88        160.7%         414.7%            254.1%
--------------------------------------------------------------------------------

Dec 88 - Oct 90         25.1%         -16.2%            -41.3%
Nov 90 - Aug 95        113.2%         247.9%            134.6%
--------------------------------------------------------------------------------

Sep 95 - Feb 00        163.0%          71.8%            -91.2%
Mar 00 - Nov 01        -14.8%          40.6%             55.4%

CUMULATIVE
ANNUALIZED
(Since 1/1/60)          11.8%          17.1%              5.3%
--------------------------------------------------------------------------------

*lowest price-to-book quintile of the largest 1000 companies


Now look at the same data displayed as a graph labeled, "Value Opportunity - It's Good to be Normal." You can see clearly that all the value recoveries over the past 40 years appear sharp and definitive when viewed in hindsight. But what would happen to an investor who only invested in value during the periods when we are in the "normal" range? Are all of the excess returns for value earned during those sharp initial runs? The answer unequivocally is no. An investor who missed all of the months when value was outside the normal range would still have earned a compound annual return advantage of 500 basis points over the S&P
500. In other words, for a value investor it is good to be normal.

                  VALUE OPPORTUNITY -- IT'S GOOD TO BE NORMAL

         PRICE/BOOK: CHEAPEST QUINTILE OF 1000 STOCK UNIVERSE TO S&P 500


      YYMM    Series 1        Series 2        Series 3        Series 4
      ----    --------        --------        --------        --------

      6601      0.34            0.45            0.53            0.36
      6602      0.36            0.45            0.53            0.36
      6603      0.36            0.45            0.53            0.36
      6604      0.36            0.45            0.53            0.36
      6605      0.34            0.45            0.53            0.36
      6606      0.34            0.45            0.53            0.36
      6607      0.34            0.45            0.53            0.36
      6608      0.34            0.45            0.53            0.36
      6609      0.33            0.45            0.53            0.36
      6610      0.31            0.45            0.53            0.36
      6611      0.31            0.45            0.53            0.36
      6612      0.32            0.45            0.53            0.36
      6701      0.34            0.45            0.53            0.36
      6702      0.4             0.45            0.53            0.36
      6703      0.41            0.45            0.53            0.36
      6704      0.4             0.45            0.53            0.36
      6705      0.4             0.45            0.53            0.36
      6706      0.41            0.45            0.53            0.36
      6707      0.43            0.45            0.53            0.36
      6708      0.44            0.45            0.53            0.36
      6709      0.44            0.45            0.53            0.36
      6710      0.43            0.45            0.53            0.36
      6711      0.43            0.45            0.53            0.36
      6712      0.45            0.45            0.53            0.36
      6801      0.48            0.45            0.53            0.36
      6802      0.48            0.45            0.53            0.36
      6803      0.47            0.45            0.53            0.36
      6804      0.47            0.45            0.53            0.36
      6805      0.48            0.45            0.53            0.36
      6806      0.49            0.45            0.53            0.36
      6807      0.49            0.45            0.53            0.36
      6808      0.5             0.45            0.53            0.36
      6809      0.5             0.45            0.53            0.36
      6810      0.5             0.45            0.53            0.36
      6811      0.51            0.45            0.53            0.36
      6812      0.54            0.45            0.53            0.36
      6901      0.54            0.45            0.53            0.36
      6902      0.54            0.45            0.53            0.36
      6903      0.52            0.45            0.53            0.36
      6904      0.51            0.45            0.53            0.36
      6905      0.5             0.45            0.53            0.36
      6906      0.47            0.45            0.53            0.36
      6907      0.46            0.45            0.53            0.36
      6908      0.45            0.45            0.53            0.36
      6909      0.44            0.45            0.53            0.36
      6910      0.45            0.45            0.53            0.36
      6911      0.43            0.45            0.53            0.36
      6912      0.43            0.45            0.53            0.36
      7001      0.44            0.45            0.53            0.36
      7002      0.44            0.45            0.53            0.36
      7003      0.44            0.45            0.53            0.36
      7004      0.42            0.45            0.53            0.36
      7005      0.4             0.45            0.53            0.36
      7006      0.38            0.45            0.53            0.36
      7007      0.38            0.45            0.53            0.36
      7008      0.39            0.45            0.53            0.36
      7009      0.41            0.45            0.53            0.36
      7010      0.38            0.45            0.53            0.36
      7011      0.38            0.45            0.53            0.36
      7012      0.4             0.45            0.53            0.36
      7101      0.43            0.45            0.53            0.36
      7102      0.44            0.45            0.53            0.36
      7103      0.44            0.45            0.53            0.36
      7104      0.43            0.45            0.53            0.36
      7105      0.43            0.45            0.53            0.36
      7106      0.42            0.45            0.53            0.36
      7107      0.42            0.45            0.53            0.36
      7108      0.42            0.45            0.53            0.36
      7109      0.41            0.45            0.53            0.36
      7110      0.4             0.45            0.53            0.36
      7111      0.38            0.45            0.53            0.36
      7112      0.4             0.45            0.53            0.36
      7201      0.42            0.45            0.53            0.36
      7202      0.42            0.45            0.53            0.36
      7203      0.41            0.45            0.53            0.36
      7204      0.41            0.45            0.53            0.36
      7205      0.39            0.45            0.53            0.36
      7206      0.38            0.45            0.53            0.36
      7207      0.37            0.45            0.53            0.36
      7208      0.37            0.45            0.53            0.36
      7209      0.36            0.45            0.53            0.36
      7210      0.35            0.45            0.53            0.36
      7211      0.37            0.45            0.53            0.36
      7212      0.37            0.45            0.53            0.36
      7301      0.36            0.45            0.53            0.36
      7302      0.36            0.45            0.53            0.36
      7303      0.35            0.45            0.53            0.36
      7304      0.35            0.45            0.53            0.36
      7305      0.32            0.45            0.53            0.36
      7306      0.31            0.45            0.53            0.36
      7307      0.33            0.45            0.53            0.36
      7308      0.33            0.45            0.53            0.36
      7309      0.35            0.45            0.53            0.36
      7310      0.34            0.45            0.53            0.36
      7311      0.32            0.45            0.53            0.36
      7312      0.35            0.45            0.53            0.36
      7401      0.38            0.45            0.53            0.36
      7402      0.38            0.45            0.53            0.36
      7403      0.39            0.45            0.53            0.36
      7404      0.38            0.45            0.53            0.36
      7405      0.36            0.45            0.53            0.36
      7406      0.34            0.45            0.53            0.36
      7407      0.36            0.45            0.53            0.36
      7408      0.36            0.45            0.53            0.36
      7409      0.38            0.45            0.53            0.36
      7410      0.36            0.45            0.53            0.36
      7411      0.36            0.45            0.53            0.36
      7412      0.35            0.45            0.53            0.36
      7501      0.4             0.45            0.53            0.36
      7502      0.38            0.45            0.53            0.36
      7503      0.39            0.45            0.53            0.36
      7504      0.38            0.45            0.53            0.36
      7505      0.39            0.45            0.53            0.36
      7506      0.39            0.45            0.53            0.36
      7507      0.41            0.45            0.53            0.36
      7508      0.4             0.45            0.53            0.36
      7509      0.4             0.45            0.53            0.36
      7510      0.38            0.45            0.53            0.36
      7511      0.38            0.45            0.53            0.36
      7512      0.39            0.45            0.53            0.36
      7601      0.41            0.45            0.53            0.36
      7602      0.42            0.45            0.53            0.36
      7603      0.42            0.45            0.53            0.36
      7604      0.42            0.45            0.53            0.36
      7605      0.42            0.45            0.53            0.36
      7606      0.42            0.45            0.53            0.36
      7607      0.43            0.45            0.53            0.36
      7608      0.43            0.45            0.53            0.36
      7609      0.42            0.45            0.53            0.36
      7610      0.43            0.45            0.53            0.36
      7611      0.44            0.45            0.53            0.36
      7612      0.45            0.45            0.53            0.36
      7701      0.48            0.45            0.53            0.36
      7702      0.48            0.45            0.53            0.36
      7703      0.49            0.45            0.53            0.36
      7704      0.5             0.45            0.53            0.36
      7705      0.51            0.45            0.53            0.36
      7706      0.51            0.45            0.53            0.36
      7707      0.51            0.45            0.53            0.36
      7708      0.51            0.45            0.53            0.36
      7709      0.51            0.45            0.53            0.36
      7710      0.51            0.45            0.53            0.36
      7711      0.52            0.45            0.53            0.36
      7712      0.51            0.45            0.53            0.36
      7801      0.53            0.45            0.53            0.36
      7802      0.53            0.45            0.53            0.36
      7803      0.55            0.45            0.53            0.36
      7804      0.53            0.45            0.53            0.36
      7805      0.53            0.45            0.53            0.36
      7806      0.54            0.45            0.53            0.36
      7807      0.53            0.45            0.53            0.36
      7808      0.53            0.45            0.53            0.36
      7809      0.53            0.45            0.53            0.36
      7810      0.5             0.45            0.53            0.36
      7811      0.51            0.45            0.53            0.36
      7812      0.51            0.45            0.53            0.36
      7901      0.53            0.45            0.53            0.36
      7902      0.52            0.45            0.53            0.36
      7903      0.53            0.45            0.53            0.36
      7904      0.52            0.45            0.53            0.36
      7905      0.52            0.45            0.53            0.36
      7906      0.52            0.45            0.53            0.36
      7907      0.54            0.45            0.53            0.36
      7908      0.53            0.45            0.53            0.36
      7909      0.52            0.45            0.53            0.36
      7910      0.5             0.45            0.53            0.36
      7911      0.5             0.45            0.53            0.36
      7912      0.51            0.45            0.53            0.36
      8001      0.48            0.45            0.53            0.36
      8002      0.46            0.45            0.53            0.36
      8003      0.46            0.45            0.53            0.36
      8004      0.48            0.45            0.53            0.36
      8005      0.49            0.45            0.53            0.36
      8006      0.5             0.45            0.53            0.36
      8007      0.48            0.45            0.53            0.36
      8008      0.47            0.45            0.53            0.36
      8009      0.46            0.45            0.53            0.36
      8010      0.44            0.45            0.53            0.36
      8011      0.41            0.45            0.53            0.36
      8012      0.44            0.45            0.53            0.36
      8101      0.47            0.45            0.53            0.36
      8102      0.45            0.45            0.53            0.36
      8103      0.48            0.45            0.53            0.36
      8104      0.49            0.45            0.53            0.36
      8105      0.49            0.45            0.53            0.36
      8106      0.5             0.45            0.53            0.36
      8107      0.49            0.45            0.53            0.36
      8108      0.5             0.45            0.53            0.36
      8109      0.5             0.45            0.53            0.36
      8110      0.49            0.45            0.53            0.36
      8111      0.5             0.45            0.53            0.36
      8112      0.52            0.45            0.53            0.36
      8201      0.52            0.45            0.53            0.36
      8202      0.55            0.45            0.53            0.36
      8203      0.54            0.45            0.53            0.36
      8204      0.55            0.45            0.53            0.36
      8205      0.55            0.45            0.53            0.36
      8206      0.54            0.45            0.53            0.36
      8207      0.53            0.45            0.53            0.36
      8208      0.53            0.45            0.53            0.36
      8209      0.53            0.45            0.53            0.36
      8210      0.54            0.45            0.53            0.36
      8211      0.53            0.45            0.53            0.36
      8212      0.54            0.45            0.53            0.36
      8301      0.54            0.45            0.53            0.36
      8302      0.55            0.45            0.53            0.36
      8303      0.56            0.45            0.53            0.36
      8304      0.55            0.45            0.53            0.36
      8305      0.56            0.45            0.53            0.36
      8306      0.55            0.45            0.53            0.36
      8307      0.56            0.45            0.53            0.36
      8308      0.55            0.45            0.53            0.36
      8309      0.57            0.45            0.53            0.36
      8310      0.56            0.45            0.53            0.36
      8311      0.57            0.45            0.53            0.36
      8312      0.57            0.45            0.53            0.36
      8401      0.58            0.45            0.53            0.36
      8402      0.57            0.45            0.53            0.36
      8403      0.57            0.45            0.53            0.36
      8404      0.55            0.45            0.53            0.36
      8405      0.55            0.45            0.53            0.36
      8406      0.55            0.45            0.53            0.36
      8407      0.54            0.45            0.53            0.36
      8408      0.54            0.45            0.53            0.36
      8409      0.56            0.45            0.53            0.36
      8410      0.56            0.45            0.53            0.36
      8411      0.58            0.45            0.53            0.36
      8412      0.57            0.45            0.53            0.36
      8501      0.57            0.45            0.53            0.36
      8502      0.56            0.45            0.53            0.36
      8503      0.57            0.45            0.53            0.36
      8504      0.57            0.45            0.53            0.36
      8505      0.57            0.45            0.53            0.36
      8506      0.57            0.45            0.53            0.36
      8507      0.58            0.45            0.53            0.36
      8508      0.58            0.45            0.53            0.36
      8509      0.56            0.45            0.53            0.36
      8510      0.56            0.45            0.53            0.36
      8511      0.56            0.45            0.53            0.36
      8512      0.56            0.45            0.53            0.36
      8601      0.57            0.45            0.53            0.36
      8602      0.56            0.45            0.53            0.36
      8603      0.56            0.45            0.53            0.36
      8604      0.55            0.45            0.53            0.36
      8605      0.54            0.45            0.53            0.36
      8606      0.53            0.45            0.53            0.36
      8607      0.53            0.45            0.53            0.36
      8608      0.54            0.45            0.53            0.36
      8609      0.55            0.45            0.53            0.36
      8610      0.55            0.45            0.53            0.36
      8611      0.53            0.45            0.53            0.36
      8612      0.55            0.45            0.53            0.36
      8701      0.53            0.45            0.53            0.36
      8702      0.53            0.45            0.53            0.36
      8703      0.52            0.45            0.53            0.36
      8704      0.51            0.45            0.53            0.36
      8705      0.51            0.45            0.53            0.36
      8706      0.51            0.45            0.53            0.36
      8707      0.51            0.45            0.53            0.36
      8708      0.5             0.45            0.53            0.36
      8709      0.5             0.45            0.53            0.36
      8710      0.48            0.45            0.53            0.36
      8711      0.5             0.45            0.53            0.36
      8712      0.5             0.45            0.53            0.36
      8801      0.51            0.45            0.53            0.36
      8802      0.52            0.45            0.53            0.36
      8803      0.53            0.45            0.53            0.36
      8804      0.53            0.45            0.53            0.36
      8805      0.53            0.45            0.53            0.36
      8806      0.54            0.45            0.53            0.36
      8807      0.54            0.45            0.53            0.36
      8808      0.55            0.45            0.53            0.36
      8809      0.55            0.45            0.53            0.36
      8810      0.54            0.45            0.53            0.36
      8811      0.53            0.45            0.53            0.36
      8812      0.54            0.45            0.53            0.36
      8901      0.53            0.45            0.53            0.36
      8902      0.55            0.45            0.53            0.36
      8903      0.54            0.45            0.53            0.36
      8904      0.54            0.45            0.53            0.36
      8905      0.53            0.45            0.53            0.36
      8906      0.53            0.45            0.53            0.36
      8907      0.51            0.45            0.53            0.36
      8908      0.51            0.45            0.53            0.36
      8909      0.51            0.45            0.53            0.36
      8910      0.49            0.45            0.53            0.36
      8911      0.48            0.45            0.53            0.36
      8912      0.47            0.45            0.53            0.36
      9001      0.47            0.45            0.53            0.36
      9002      0.48            0.45            0.53            0.36
      9003      0.46            0.45            0.53            0.36
      9004      0.45            0.45            0.53            0.36
      9005      0.44            0.45            0.53            0.36
      9006      0.43            0.45            0.53            0.36
      9007      0.43            0.45            0.53            0.36
      9008      0.42            0.45            0.53            0.36
      9009      0.39            0.45            0.53            0.36
      9010      0.37            0.45            0.53            0.36
      9011      0.38            0.45            0.53            0.36
      9012      0.41            0.45            0.53            0.36
      9101      0.43            0.45            0.53            0.36
      9102      0.44            0.45            0.53            0.36
      9103      0.44            0.45            0.53            0.36
      9104      0.44            0.45            0.53            0.36
      9105      0.44            0.45            0.53            0.36
      9106      0.45            0.45            0.53            0.36
      9107      0.44            0.45            0.53            0.36
      9108      0.44            0.45            0.53            0.36
      9109      0.44            0.45            0.53            0.36
      9110      0.45            0.45            0.53            0.36
      9111      0.44            0.45            0.53            0.36
      9112      0.45            0.45            0.53            0.36
      9201      0.47            0.45            0.53            0.36
      9202      0.48            0.45            0.53            0.36
      9203      0.48            0.45            0.53            0.36
      9204      0.46            0.45            0.53            0.36
      9205      0.47            0.45            0.53            0.36
      9206      0.47            0.45            0.53            0.36
      9207      0.47            0.45            0.53            0.36
      9208      0.46            0.45            0.53            0.36
      9209      0.46            0.45            0.53            0.36
      9210      0.47            0.45            0.53            0.36
      9211      0.47            0.45            0.53            0.36
      9212      0.49            0.45            0.53            0.36
      9301      0.5             0.45            0.53            0.36
      9302      0.49            0.45            0.53            0.36
      9303      0.49            0.45            0.53            0.36
      9304      0.49            0.45            0.53            0.36
      9305      0.48            0.45            0.53            0.36
      9306      0.48            0.45            0.53            0.36
      9307      0.49            0.45            0.53            0.36
      9308      0.49            0.45            0.53            0.36
      9309      0.49            0.45            0.53            0.36
      9310      0.48            0.45            0.53            0.36
      9311      0.47            0.45            0.53            0.36
      9312      0.48            0.45            0.53            0.36
      9401      0.48            0.45            0.53            0.36
      9402      0.48            0.45            0.53            0.36
      9403      0.47            0.45            0.53            0.36
      9404      0.48            0.45            0.53            0.36
      9405      0.46            0.45            0.53            0.36
      9406      0.46            0.45            0.53            0.36
      9407      0.47            0.45            0.53            0.36
      9408      0.47            0.45            0.53            0.36
      9409      0.47            0.45            0.53            0.36
      9410      0.46            0.45            0.53            0.36
      9411      0.46            0.45            0.53            0.36
      9412      0.46            0.45            0.53            0.36
      9501      0.47            0.45            0.53            0.36
      9502      0.48            0.45            0.53            0.36
      9503      0.47            0.45            0.53            0.36
      9504      0.47            0.45            0.53            0.36
      9505      0.47            0.45            0.53            0.36
      9506      0.47            0.45            0.53            0.36
      9507      0.47            0.45            0.53            0.36
      9508      0.48            0.45            0.53            0.36
      9509      0.48            0.45            0.53            0.36
      9510      0.46            0.45            0.53            0.36
      9511      0.46            0.45            0.53            0.36
      9512      0.45            0.45            0.53            0.36
      9601      0.44            0.45            0.53            0.36
      9602      0.44            0.45            0.53            0.36
      9603      0.44            0.45            0.53            0.36
      9604      0.44            0.45            0.53            0.36
      9605      0.44            0.45            0.53            0.36
      9606      0.43            0.45            0.53            0.36
      9607      0.43            0.45            0.53            0.36
      9608      0.44            0.45            0.53            0.36
      9609      0.43            0.45            0.53            0.36
      9610      0.43            0.45            0.53            0.36
      9611      0.42            0.45            0.53            0.36
      9612      0.44            0.45            0.53            0.36
      9701      0.42            0.45            0.53            0.36
      9702      0.43            0.45            0.53            0.36
      9703      0.43            0.45            0.53            0.36
      9704      0.41            0.45            0.53            0.36
      9705      0.42            0.45            0.53            0.36
      9706      0.42            0.45            0.53            0.36
      9707      0.4             0.45            0.53            0.36
      9708      0.42            0.45            0.53            0.36
      9709      0.42            0.45            0.53            0.36
      9710      0.42            0.45            0.53            0.36
      9711      0.4             0.45            0.53            0.36
      9712      0.41            0.45            0.53            0.36
      9801      0.4             0.45            0.53            0.36
      9802      0.39            0.45            0.53            0.36
      9803      0.4             0.45            0.53            0.36
      9804      0.4             0.45            0.53            0.36
      9805      0.39            0.45            0.53            0.36
      9806      0.37            0.45            0.53            0.36
      9807      0.35            0.45            0.53            0.36
      9808      0.34            0.45            0.53            0.36
      9809      0.34            0.45            0.53            0.36
      9810      0.33            0.45            0.53            0.36
      9811      0.32            0.45            0.53            0.36
      9812      0.29            0.45            0.53            0.36
      9901      0.27            0.45            0.53            0.36
      9902      0.26            0.45            0.53            0.36
      9903      0.28            0.45            0.53            0.36
      9904      0.3             0.45            0.53            0.36
      9905      0.31            0.45            0.53            0.36
      9906      0.3             0.45            0.53            0.36
      9907      0.3             0.45            0.53            0.36
      9908      0.28            0.45            0.53            0.36
      9909      0.27            0.45            0.53            0.36
      9910      0.26            0.45            0.53            0.36
      9911      0.25            0.45            0.53            0.36
      9912      0.25            0.45            0.53            0.36
      200001    0.26            0.45            0.53            0.36
      200002    0.25            0.45            0.53            0.36
      200003    0.25            0.45            0.53            0.36
      200004    0.25            0.45            0.53            0.36
      200005    0.26            0.45            0.53            0.36
      200006    0.25            0.45            0.53            0.36
      200007    0.25            0.45            0.53            0.36
      200008    0.26            0.45            0.53            0.36
      200009    0.27            0.45            0.53            0.36
      200010    0.28            0.45            0.53            0.36
      200011    0.28            0.45            0.53            0.36
      200012    0.33            0.45            0.53            0.36
      200101    0.31            0.45            0.53            0.36
      200102    0.33            0.45            0.53            0.36
      200103    0.33            0.45            0.53            0.36
      200104    0.35            0.45            0.53            0.36
      200105    0.36            0.45            0.53            0.36
      200106    0.35            0.45            0.53            0.36
      200107    0.36            0.45            0.53            0.36
      200108    0.38            0.45            0.53            0.36
      200109    0.38            0.45            0.53            0.36











Finally, as 2001 comes to a close, we wish to say thank you again to all of our shareholders who have been with us during the past six years. We hope our musings and perspective have offered helpful guidance. Value investing rewards those with both patience and a willingness to dig for the truth where others choose to avoid. We look forward to our future excavations and appreciate your continued confidence in us.

Sincerely,


/S/ RICHARD S. PZENA
--------------------
Richard S. Pzena


____________

Results shown are past performance, which is not an indication of future results. For the one year ended September 30, 2001 the Fund was up 17.56%. Since the inception on June 24, 1996, the Fund is up 11.56%, annually. Share prices and returns fluctuate and shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, Fund performance may fluctuate substantially over the short term and current performance may differ from that shown.



                            PZENA FOCUSED VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 96.7%
AEROSPACE/DEFENSE EQUIPMENT: 2.9%
11,100   Boeing Co.                                                 $   361,860
                                                                    -----------

AGRICULTURAL OPERATIONS: 1.8%
 7,025   Monsanto Co.                                                   219,882
                                                                    -----------

AUTO/TRUCK PARTS AND EQUIPMENT: 4.2%
16,850   Lear Corp.*                                                    517,295
                                                                    -----------

BANKS: 4.8%
18,200   Pacific Century Financial Corp.                                424,060
 7,400   Southtrust Corp.                                               167,684
                                                                    -----------
                                                                        591,744
                                                                    -----------

CHEMICALS - DIVERSIFIED: 3.6%
 9,250   FMC Corp.*                                                     439,005
                                                                    -----------

CHEMICALS - SPECIALTY: 3.5%
 5,575   Cytec Industries, Inc.*                                        133,410
10,650   Lubrizol Corp.                                                 299,691
                                                                    -----------
                                                                        433,101
                                                                    -----------

COMPUTERS: 2.3%
16,700   Hewlett-Packard Co.                                            281,061
                                                                    -----------

COMPUTERS - HARDWARE: 1.1%
16,150   Quantum Corp. - DLT & Storage*                                 136,144
                                                                    -----------

COMPUTERS - SOFTWARE: 3.5%
 5,800   Autodesk, Inc.                                                 192,676
 7,525   Computer Associates International, Inc.                        232,673
                                                                    -----------
                                                                        425,349
                                                                    -----------

FINANCIAL - DIVERSIFIED: 4.3%
 8,450   Healthcare Realty Trust, Inc.                                  228,150
11,900   Old Republic International Corp.                               301,903
                                                                    -----------
                                                                        530,053
                                                                    -----------


SHARES                                                               VALUE
--------------------------------------------------------------------------------

FOODS: 2.9%
15,975   Sara Lee Corp.                                             $   356,083
                                                                    -----------

HEALTHCARE - MANAGED CARE: 9.2%
21,625   Aetna, Inc.*                                                   597,715
24,450   Health Net, Inc.*                                              536,677
                                                                    -----------
                                                                      1,134,392
                                                                    -----------

HOUSEHOLD PRODUCTS: 3.3%
11,050   Fortune Brands, Inc.                                           407,192
                                                                    -----------

INSURANCE - MULTILINE: 6.6%
 7,600   Loews Corp.                                                    386,080
 4,825   XL Capital Ltd.                                                419,099
                                                                    -----------
                                                                        805,179
                                                                    -----------

INSURANCE - PROPERTY/CASUALTY: 4.1%
 2,400   CNA Financial Corp.*                                            60,432
13,025   Radian Group, Inc.                                             441,157
                                                                    -----------
                                                                        501,589
                                                                    -----------

LEISURE TIME - PRODUCTS: 1.8%
13,250   Hasbro, Inc.                                                   219,553
                                                                    -----------

MACHINERY - DIVERSIFIED: 3.1%
 9,700   Cooper Industries, Inc.                                        375,390
                                                                    -----------

METAL FABRICATING: 1.9%
 6,475   Kennametal, Inc.                                               227,791
                                                                    -----------

OIL & GAS - DRILL AND EQUIPMENT: 1.8%
 8,550   Precision Drilling Corp.*                                      216,999
                                                                    -----------

OIL & GAS - EXPLORATION/PRODUCTION: 3.6%
16,175   USX-Marathon Group                                             446,268
                                                                    -----------

PAPER & FOREST PRODUCTS: 1.7%
 7,525   Georgia-Pacific Corp.                                          208,894
                                                                    -----------

REAL ESTATE: 1.7%
12,925   TrizecHahn Corp.                                               206,671
                                                                    -----------

RESTAURANTS: 3.6%
17,750   CBRL Group, Inc.                                               445,703
                                                                    -----------

RETAIL: 2.0%
 18,350  Gap, Inc.                                                      239,835
                                                                    -----------


See accompanying Notes to Financial Statements.


4


PZENA FOCUSED VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

SHARES                                                               VALUE
--------------------------------------------------------------------------------

RETAIL - BUILDING SUPPLY: 4.3%
21,450   Sherwin-Williams Co.                                       $   522,522
                                                                    -----------

RETAIL - SPECIALTY: 3.1%
 7,325   Payless ShoeSource, Inc.*                                      387,126
                                                                    -----------

SERVICES - FACILITIES/ENVIRONMENTAL: 2.1%
23,275   ServiceMaster Co.                                              252,534
                                                                    -----------

TELECOMMUNICATIONS: 1.8%
16,500   Tellabs, Inc.*                                                 225,225
                                                                    -----------

TRANSPORTATION - RAILROADS: 3.5%
 8,200   Union Pacific Corp.                                            426,482
                                                                    -----------

TRUCKERS: 2.6%
14,675   CNF, Inc.                                                      324,171
                                                                    -----------

TOTAL COMMON STOCKS
         (cost $11,158,699)                                          11,865,093
                                                                    -----------




PRINCIPAL
AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 3.2%

SHORT-TERM INVESTMENTS: 3.2%
$394,815    Federated Cash Management Series II
            (cost $394,815)                                         $   394,815
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES
            (cost $11,553,514+):                99.9%                12,259,908
Other Assets less Liabilities:                   0.1%                    16,653
                                                                    -----------
                NET ASSETS:                    100.0%               $12,276,561
                                                                    ===========


*    Non-income producing security.
+ At October 31, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

            Gross unrealized appreciation                           $ 1,335,141
            Gross unrealized depreciation                              (628,747)
                                                                    -----------
            Net unrealized appreciation                             $   706,394

                                                                    ===========

See accompanying Notes to Financial Statements.



                            PZENA FOCUSED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
        Investments in securities, at value (cost $11,553,514)                 $12,259,908
        Receivables:
                Fund shares sold                                                    21,990
                Dividends and interest                                               3,246
                Securities sold                                                      1,190
        Prepaid expenses                                                             2,072
        Deferred organization costs                                                  2,850
                                                                               -----------
                        Total assets                                            12,291,256
                                                                               -----------

LIABILITIES
        Payables:
                Advisory fees                                                        2,300
                Administration fees                                                  2,876
        Accrued expenses                                                             9,519
                                                                               -----------
                        Total liabilities                                           14,695
                                                                               -----------


        NET ASSETS                                                             $12,276,561
                                                                               ===========

        Net asset value, offering and redemption price per share
                ($12,276,561/806,767 shares outstanding; unlimited number of
                shares authorized without par value)                           $     15.22
                                                                               ===========

COMPONENTS OF NET ASSETS
        Paid-in capital                                                        $11,303,234
        Accumulated net investment income                                           28,084
        Accumulated net realized gain on investments                               238,849
        Net unrealized appreciation on investments                                 706,394
                                                                               -----------
                        Net assets                                             $12,276,561
                                                                               ===========


See accompanying Notes to Financial Statements.



                            PZENA FOCUSED VALUE FUND

STATEMENT OF OPERATIONS For the Six Months Ended October 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
        Income
                Dividends                                                      $  97,641
                Interest                                                          10,249
                                                                               ---------
                        Total income                                             107,890
                                                                               ---------

        Expenses
                Advisory fees                                                     70,781
                Administration fees                                               15,123
                Fund accounting fees                                              10,814
                Audit fees                                                         7,502
                Transfer agent fees                                                7,176
                Reports to shareholders                                            5,578
                Registration fees                                                  4,542
                Amortization of deferred organization costs                        3,525
                Custody fees                                                       2,179
                Trustee fees                                                       2,108
                Legal fees                                                         2,008
                Miscellaneous                                                      1,882
                Insurance expense                                                    368
                                                                               ---------
                        Total expenses                                           133,586
                        Less: fees waived and expenses absorbed                  (38,436)
                                                                               ---------
                        Net expenses                                              95,150
                                                                               ---------
                                Net investment income                             12,740
                                                                               ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
        Net realized loss on investments                                         (17,329)
        Net unrealized depreciation on investments                              (676,961)
                                                                               ---------
                Net realized and unrealized loss on investments                 (694,290)
                                                                               ---------
                        Net decrease in net assets resulting from operations   $(681,550)
                                                                               =========



See accompanying Notes to Financial Statements.



                            PZENA FOCUSED VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED    YEAR ENDED
                                                      OCTOBER 31, 2001#   APRIL 30, 2001
----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
        Net investment income                             $     12,740    $     15,344
        Net realized gain (loss) on investments                (17,329)        762,956
        Net unrealized appreciation (depreciation)
          on investments                                      (676,961)      1,298,885
                                                          ------------    ------------

        Net increase (decrease) in net assets resulting
          from operations                                     (681,550)      2,077,185
                                                          ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
        From net realized gain                                 (28,733)           --
                                                          ------------    ------------

CAPITAL SHARE TRANSACTIONS
        Net increase in net assets derived from net
          change in outstanding shares  (a)                  1,589,905       3,982,808
                                                          ------------    ------------

                        Total increase in net assets           879,622       6,059,993
NET ASSETS
        Beginning of period                                 11,396,939       5,336,946
                                                          ------------    ------------


        End of period                                     $ 12,276,561    $ 11,396,939
                                                          ============    ============


        Accumulated net investment income                 $     28,084    $     15,344
                                                          ============    ============

(a) A summary of capital share transactions is as follows:

                                      SIX MONTHS ENDED                YEAR ENDED
                                      OCTOBER 31, 2001#              APRIL 30, 2001
                                     -------------------          -------------------

                                     Shares        Value          Shares         Value
                                     ------        -----          ------         -----


Shares sold                         160,540    $ 2,526,528        366,920    $ 5,722,733
Shares issued in reinvestment
        of distributions              1,698         28,100           --             --
        Shares redeemed             (64,323)      (964,723)      (116,774)    (1,739,925)
                                    -------    -----------       --------    -----------
        Net increase                 97,915    $ 1,589,905        250,146    $ 3,982,808
                                    =======    ===========       ========    ===========

_______
# Unaudited.




See accompanying Notes to Financial Statements.



                            PZENA FOCUSED VALUE FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
--------------------------------------------------------------------------------

                                          SIX MONTHS                                             JUNE 24, 1996*
                                            ENDED                   YEAR ENDED APRIL 30,             THROUGH
                                         OCT. 31, 2001#    ------------------------------------  APRIL 30,1997
                                                           2001     2000        1999       1998
----------------------------------------------------------------------------------------------------------------

Net asset value, beginning
   of period ...........................   $   16.08   $   11.63  $   11.83  $   14.40  $   11.56  $   10.00

INCOME FROM INVESTMENT OPERATIONS:

   Net investment income (loss) ........        0.01        0.02      (0.06)     (0.05)     (0.03)      --
   Net realized and unrealized gain
     (loss) on investments .............       (0.83)       4.43       0.19      (2.02)      3.93       1.59

        Total from investment
          operations ...................       (0.82)       4.45       0.13      (2.07)      3.90       1.59

LESS DISTRIBUTIONS:
   From net investment income ..........         --          --         --         --         --       (0.01)
   From net capital gain ...............       (0.04)        --       (0.33)     (0.50)     (1.06)     (0.02)

        Total distributions ............       (0.04)        --       (0.33)     (0.50)     (1.06)     (0.03)

        Net asset value,
          end of period ................   $   15.22   $   16.08  $   11.63  $   11.83  $   14.40  $   11.56

        Total return ...................       (5.12)%     38.26%      1.34%    (14.03)%    35.10%     15.88%

RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period
     (millions) ........................   $   12.3    $   11.4   $    5.3   $    7.2   $    9.7   $    3.9
Ratio of expenses to average net assets:
   Before fees waived and
     expenses absorbed .................        2.19%+      2.81%      2.99%      2.60%      2.69%      5.82%+
   After fees waived and
     expenses absorbed .................        1.56%+      1.75%      1.75%      1.75%      1.75%      1.75%+
RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed .................       (0.42)%+    (0.84)%    (1.71)%    (1.26)%    (1.26)%    (4.16)%+
   After fees waived and
     expenses absorbed .................       (0.21)%+     0.22%     (0.47)%    (0.41)%    (0.32)%    (0.09)%+
        Portfolio turnover rate ........       18.80%      78.22%     50.07%     47.14%     53.95%     22.06%


___________
*    Commencement of operations.
+    Annualized.
#    Unaudited.


See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

        The Pzena Focused Value Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on June 24, 1996. The investment objective of the Fund is to seek long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Deferred Organization Costs. All of the expenses incurred by the Advisor in connection with the organization and registration of the Fund's shares were borne by the Fund and were amortized on a straight-line basis over a period of five years.

     E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                            PZENA FOCUSED VALUE FUND

--------------------------------------------------------------------------------


NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

        Pzena Investment Management, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. Prior to August 28, 2001, the annual rate was 1.25%. For the period ended October 31, 2001, the Fund incurred $70,781 in advisory fees.

        The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.25% of average daily net assets. Prior to August 28, 2001, the expense cap was 1.75%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the period ended October 31, 2001, the Advisor waived fees of $38,436. At October 31, 2001, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund is $389,232. The Advisor may recapture $133,391 of the above amount no later than April 30, 2002, $148,818 no later than April 30, 2003, $68,587 no later than April 30, 2004, and $38,436 no later than April 30, 2005. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

        U.S. Bancorp Fund Services, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

            Under $15 million               $30,000
            $15 to $50 million              0.20% of average daily net assets
            $50 to $100 million             0.15% of average daily net assets
            $100 to $150 million            0.10% of average daily net assets
            Over $150 million               0.05% of average daily net assets

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                            PZENA FOCUSED VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS (Continued)

        For the period ended October 31, 2001, the Fund incurred $15,123 in Administration fees.

        Quasar Distributors, LLC, formerly, First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

        U.S. Bank, N.A., an affiliate of the Administrator, serves as custodian to the Fund.

        Certain officers of the Trust are also officers of the Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

        The cost of purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended October 31, 2001, were $3,797,124 and $2,140,517, respectively.

NOTE 5 - REPURCHASE AGREEMENTS

        The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.




12


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================================================================================

                                    Advisor
                        PZENA INVESTMENT MANAGEMENT, LLC
                                830 Third Avenue
                                   14th Floor
                               New York, NY 10022

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                           Cincinnati, OH 45201-1118

                    Transfer Agent Dividend Disbursing Agent
                          ORBITEX FUND SERVICES, INC.
                                P.O. Box 542007
                              Omaha, NE 68154-1952

                              Independent Auditors
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                               Counsel to the Fund
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                       345 California Street, 29th Floor
                             San Francisco, CA 94104

                             Counsel to the Advisor
                         NUTTER, McCLENNEN & FISH, LLP
                            One International Place
                                Boston, MA 02110
================================================================================

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, Fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Statements and other information herein are dated and are subject to change.


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